Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables
20.	Trade and other payables

As of December 31, 2022 and 2021, the Group’s trade and other payables consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
Payables to merchants	8,479	11,431
Money remittances and e-wallets accounts payable	8,508	8,807
Deposits received from agents	3,492	3,415
Payables related to marketing activity	3	5,751
Commissions payable	429	485
Accrued personnel expenses and related taxes	1,623	2,073
Other payables	831	1,086
Total trade and other payables	23,365	33,048